S000083961 [Member] Performance Management - Nuveen Ultra Short Municipal Managed Accounts Portfolio	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Portfolio Performance
Performance Narrative [Text Block]
Portfolio performance is not included in this prospectus because the Portfolio has not been in existence for a full calendar year. When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns based on net assets and comparing the Portfolio’s performance to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	When this prospectus is updated after a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Portfolio by showing the variability of the Portfolio’s returns based on net assets and comparing the Portfolio’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	Portfolio performance is not included in this prospectus because the Portfolio has not been in existence for a full calendar year.